TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2021
Schedule Of Detailed Information About Trade And Others Payable [Abstract]
TRADE AND OTHER PAYABLES [Text Block]

7.           TRADE AND OTHER PAYABLES

	As at
	December 31,	December 31,	May 31,
	2021	2020	2020
Trade payables and accrued liabilities	$1,031,688	$1,400,319	$1,004,123
Payables on acquisitions	-	250,000	250,000
Lease liability	-	-	2,976
Taxes payable	57,531	121,985	160,879
Total trade and other payables	$1,089,219	$1,772,304	$1,417,978